MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
MARKETABLE SECURITIES
The following table summarizes the amortized cost and fair value of securities available for sale and securities held to maturity at December 31, 2017 and 2016 and the corresponding amounts of gross unrealized gains and losses:

December 31, 2017	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Available for sale:
Corporate bonds	$18,823	$64	$50	$18,837
Municipal securities	7,746	—	200	7,546
Mortgage-backed securities	92,471	—	1,793	90,678
Collateralized mortgage obligations	116,809	5	1,503	115,311
Total available for sale	$235,849	$69	$3,546	$232,372

Held to maturity:
Municipal securities	$146,496	$2,244	$218	$148,522
Mortgage-backed securities	22,026	199	230	21,995
Collateralized mortgage obligations	6,162	111	—	6,273
Total held to maturity	$174,684	$2,554	$448	$176,790

December 31, 2016	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Available for sale:
Corporate bonds	$25,254	$6	$377	$24,883
Municipal securities	7,841	—	622	7,219
Mortgage-backed securities	61,298	—	1,608	59,690
Collateralized mortgage obligations	65,789	10	666	65,133
Total available for sale	$160,182	$16	$3,273	$156,925

Held to maturity:
Municipal securities	$149,420	$901	$3,889	$146,432
Mortgage-backed securities	28,450	318	290	28,478
Collateralized mortgage obligations	11,501	265	521	11,245
Total held to maturity	$189,371	$1,484	$4,700	$186,155

At December 31, 2016, the Company’s mortgage-backed securities portfolio included non-agency collateralized mortgage obligations with a market value of $1,636 which had unrealized losses of $521 and other than temporary impairment, which was recorded in 2013, of $324. These non-agency mortgage-backed securities, which were sold during 2017, were rated AAA at purchase.
Management evaluates securities for OTTI on at least a quarterly basis, and more frequently when economic or market concerns warrant such evaluation. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. There were no other than temporary impairment losses on debt securities related to credit losses recognized during the years ended December 31, 2017 and 2016.
Information pertaining to securities with gross unrealized losses at December 31, 2017 and December 31, 2016 aggregated by investment category and length of time that individual securities have been in a continuous loss position is detailed in the following tables. At December 31, 2017, the Company held 62 securities which had been in continuous loss positions over twelve months and 36 securities which had been in continuous loss position less than twelve months. Of the securities in a loss position over twelve months, 17 were classified as available for sale and 45 were classified as held to maturity. Of the securities in a loss position less than twelve months, 20 were classified as available for sale and 16 were classified as held to maturity. The securities in a loss position were composed of tax exempt municipal bonds, corporate bonds, collateralized mortgage obligations and mortgage backed securities.
Management believes the unrealized loss on the remaining securities is a function of the movement of interest rates since the time of purchase. Based on evaluation of available evidence, including recent changes in interest rates, credit rating information and information obtained from regulatory filings, management believes the declines in fair value for these securities are temporary. Should the impairment of any of these securities become other-than-temporary, the cost basis of the investment would be reduced and the resulting loss recognized in net income in the period the other-than-temporary impairment is identified. The Company does not have the intent to sell these mortgage-backed securities and it is likely that it will not be required to sell the securities before their anticipated recovery. The Company does not consider these securities to be other-than-temporarily impaired at December 31, 2017.

The following table summarizes securities with unrealized losses at December 31, 2017 and 2016, aggregated by major security type and length of time in a continuous unrealized loss position:

	Less Than 12 Months		12 Months or Longer		Total
	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value
December 31, 2017
Available for sale:
Corporate bonds	$(50)	$8,019	$—	$—	$(50)	$8,019
Municipal securities	—	—	(200)	7,546	(200)	7,546
Mortgage-backed securities	(658)	42,881	(1,135)	47,797	(1,793)	90,678
Collateralized mortgage obligations	(1,091)	93,584	(412)	21,258	(1,503)	114,842
Total available for sale	$(1,799)	$144,484	$(1,747)	$76,601	$(3,546)	$221,085

Held to maturity:
Municipal securities	$(37)	$9,230	$(181)	$19,961	$(218)	$29,191
Mortgage-backed securities	(57)	6,499	(173)	9,747	(230)	16,246
Collateralized mortgage obligations	—	—	—	—	—	—
Total held to maturity	$(94)	$15,729	$(354)	$29,708	$(448)	$45,437

	Less Than 12 Months		12 Months or Longer		Total
	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value
December 31, 2016
Available for sale:
Corporate bonds	$(377)	$22,529	$—	$—	$(377)	$22,529
Municipal securities	(622)	7,219	—	—	(622)	7,219
Mortgage-backed securities	(1,047)	44,420	(561)	15,270	(1,608)	59,690
Collateralized mortgage obligations	(437)	55,435	(229)	9,049	(666)	64,484
Total available for sale	$(2,483)	$129,603	$(790)	$24,319	$(3,273)	$153,922

Held to maturity:
Municipal securities	$(3,889)	$98,943	$—	$—	$(3,889)	$98,943
Mortgage-backed securities	(290)	19,983	—	—	(290)	19,983
Collateralized mortgage obligations	—	—	(521)	2,350	(521)	2,350
Total held to maturity	$(4,179)	$118,926	$(521)	$2,350	$(4,700)	$121,276

Mortgage-backed securities and collateralized mortgage obligations are backed by pools of mortgages that are insured or guaranteed by the Federal Home Loan Mortgage Corporation (FHLMC), the Federal National Mortgage Association (FNMA) or the Government National Mortgage Association (GNMA).
As of December 31, 2017, there were no holdings of securities of any one issuer, other than the U.S. government and its agencies, in an amount greater than 10% of shareholders’ equity.
Securities with fair values of approximately $245,600 and $259,499 at December 31, 2017 and December 31, 2016, respectively, were pledged to secure public fund deposits and for other purposes as required or permitted by law.
The proceeds from sales of securities and the associated gains and losses are listed below:

	2017	2016	2015
Proceeds	$217,111	$105,808	$140,668
Gross gains	180	243	222
Gross losses	(13)	(161)	(145)

During the year ended December 31, 2017, the Company sold five held to maturity securities. The Company sold these securities, which consisted of three municipal securities and two corporate bonds, based upon internal credit analysis that they had experienced significant deterioration in creditworthiness. The risk exposure presented by these securities had increased beyond acceptable levels and management determined that it was reasonably possible that all amounts due would not be collected. The credit analysis of the municipalities determined that they had been significantly impacted by the declines in market oil prices due to the fact that their tax bases are heavily reliant on the energy industry relative to other sectors of the economy. Specifically, the revenues of these municipalities had been adversely impacted by the sustained low-level of oil prices. The current credit analysis of the corporate bonds, which were both a non-agency collateralized mortgage obligation bond, indicated evidence of significant deterioration in its creditworthiness. In early 2017 one bond rating agency withdrew its current rating on the bond, and prior to 2017 another rating agency had downgraded it to a ‘No Rating’ position. The Company believes the sales of these securities were merited and permissible under the applicable accounting guidelines because of the significant deterioration in the creditworthiness of the issuers.
Sales of securities held to maturity were as follows for the years ended December 31:

	2017	2016	2015
Proceeds from sales	$3,298	$1,866	$—
Amortized cost	3,140	1,842	—
Gross realized gains	158	24	—
Gross realized losses	—	—	—
Tax expense related to securities gains/losses	(44)	(7)	—

Included in the amortized cost of held to maturity securities shown above for the year ended December 31, 2017 was $324 of other than temporary impairment that was recorded during 2013, as well as $499 in prior principal write-downs on corporate bonds that were sold during 2017.

The contractual maturities at December 31, 2017 of available for sale and held to maturity securities at carrying value and estimated fair value are shown below. The Company invests in mortgage-backed securities and collateralized mortgage obligations that have expected maturities that differ from their contractual maturities. These differences arise because borrowers and/or issuers may have the right to call or prepay their obligation with or without call or prepayment penalties.

	Available for Sale		Held to Maturity
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
December 31, 2017
Due within one year	$—	$—	$2,663	$2,665
Due after one year through five years	6,158	6,129	5,769	5,849
Due after five years through ten years	12,665	12,708	42,711	43,903
Due after ten years	7,746	7,546	95,353	96,105
Mortgage-backed securities	92,471	90,678	22,026	21,995
Collateralized mortgage obligations	116,809	115,311	6,162	6,273
	$235,849	$232,372	$174,684	$176,790